Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance, beginning of the year	$ 2,281,596	$ 2,210,952
Acquisition activity	3,737	52,899
Goodwill, Purchase Accounting Adjustments	(898)	610
Goodwill, Translation Adjustments	(195,096)	17,135
Balance, end of the year	2,089,339	2,281,596
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Goodwill [Roll Forward]
Balance, beginning of the year	574,053	536,538
Acquisition activity	3,737	42,998
Goodwill, Purchase Accounting Adjustments	0	0
Goodwill, Translation Adjustments	(12,076)	(5,483)
Balance, end of the year	565,714	574,053
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Goodwill [Roll Forward]
Balance, beginning of the year	1,564,454	1,539,761
Acquisition activity	0	9,901
Goodwill, Purchase Accounting Adjustments	(898)	610
Goodwill, Translation Adjustments	(169,158)	14,182
Balance, end of the year	1,394,398	1,564,454
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Goodwill [Roll Forward]
Balance, beginning of the year	143,089	134,653
Acquisition activity	0	0
Goodwill, Purchase Accounting Adjustments	0	0
Goodwill, Translation Adjustments	(13,862)	8,436
Balance, end of the year	$ 129,227	$ 143,089